INTANGIBLE ASSETS (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2021	Mar. 31, 2020	Jun. 30, 2020	Jun. 30, 2019
INTANGIBLE ASSETS
Impairment expense					$ (1,867,000)	$ 0
Amortization expense	$ 540,000	$ 1,003,000	$ 1,619,000	$ 3,010,000	4,002,000	4,013,000
Goodwill impairment expense	$ 0	$ 1,387,000	$ 0	$ 1,387,000	$ 1,985,000	$ 3,082,000